Analysis of operating revenues and segmental analysis - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 4,800.9	€ 1,635.8	€ 8,494.8
UK
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	564.0	251.4	1,782.3
ITALY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	1,188.8	377.5	1,522.1
SPAIN
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	873.8	315.7	1,107.1
GERMANY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations			823.3
Ireland
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	229.6	81.0	594.5
Other European countries
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 1,944.7	€ 610.2	€ 2,665.5